Operating Lease Liabilities - Additional Information (Details) - lease	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Number of operating leases contracts	4	4
Weighted average discount rate	3.50%	3.30%
Weighted average remaining operating lease term	1 year 9 months 21 days	3 years 1 month 13 days